RIGHT-OF-USE-ASSETS, NET (Details Narrative)	6 Months Ended
Jun. 30, 2026
Right-of-use-assets Net
Lease description	the Group leased offices for its operations. Lease contracts are entered into fixed terms from 5 year to 9 years.